Share Based Payments - Schedule of Share - Based Payment Transactions (Details) - Tiziana Life Sciences Ltd Share Option Plan [Member] - $ / shares	Sep. 05, 2025	Mar. 28, 2025	Nov. 12, 2024
Schedule of Model Inputs for Options Granted Under the Black Scholes Valuation Model [Line Items]
Grant date share price	$ 1.58	$ 1.12	$ 0.94
Exercise share price	$ 1.58	$ 1.12	$ 1.5
Risk free rate	3.52%	3.91%	0.42%
Expected volatility	95.26%	94.53%	110.80%
Option life	10 years	10 years
Weighted average share price	$ 1.58	$ 1.12
Weighted average fair value per share option	$ 1.58	$ 1.12